Document and Entity Information	Mar. 14, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 14, 2023
Securities Act File Number	001-39292
Entity Registrant Name	BUTTERFLY NETWORK, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-4618156
Entity Address, State or Province	MA
Entity Address, Address Line One	1600 District Avenue
Entity Address, City or Town	Burlington
Entity Address, Postal Zip Code	01803
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
City Area Code	781
Local Phone Number	557-4800
Entity Emerging Growth Company	false
Entity Central Index Key	0001804176
Amendment Flag	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	BFLY
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	BFLY WS
Security Exchange Name	NYSE